3. Furniture and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Furniture and Equipment
	December 31, 2015	December 31, 2014

Office Equipment	$136,611	$120,759
Furniture and Fixtures	30,561	29,071
Total	167,172	149,830
Less: Accumulated Depreciation	(39,651)	(17,221)
Property and Equipment - net	$127,521	$132,609